Financial Instruments and Financial Risk Management (Details) - Schedule of Financial instruments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	$ 3,828	$ 11,017	$ 4,341	$ 3,717
Long-term deposit	65	50
Liabilities:
Contingent consideration		1,599
Lease liabilities	562	663	$ 508
Accounts payable and accruals	4,058	1,632
IIA liability	182	140
Derivative financial instruments	488	1,448
Total liabilities	5,290	5,482
Financial assets at amortized cost [Member]
Assets:
Cash and cash equivalents	3,828	11,017
Accounts receivable (excluding prepaid expenses)	1,848	981
Long-term restricted deposits	84	89
Long-term deposit	65	50
Total assets	5,825	12,137
Financial liabilities at amortized cost [Member]
Liabilities:
Contingent consideration
Lease liabilities	562	663
Accounts payable and accruals	4,058	1,632
IIA liability	182	140
Derivative financial instruments
Total liabilities	4,802	2,435
Liabilities at fair value through profit or loss [Member]
Liabilities:
Contingent consideration		1,599
Lease liabilities
Accounts payable and accruals
IIA liability
Derivative financial instruments	488	1,448
Total liabilities	$ 488	$ 3,047